Operating costs	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Operating costs
3. Operating costs

	2019 £ million	2018 £ million	2017 £ million
Excise duties	6,427	6,269	6,064
Cost of sales	4,866	4,634	4,680
Marketing	2,042	1,882	1,798
Other operating expenses	1,917	1,956	2,013
	15,252	14,741	14,555
Comprising:
Excise duties – Great Britain	898	853	774
– United States	587	548	558
– India	2,202	2,094	2,073
– Other	2,740	2,774	2,659
Increase in inventories	(446)	(296)	(146)
Raw materials and consumables	3,007	3,052	2,813
Marketing	2,042	1,882	1,798
Other external charges	2,285	1,849	2,124
Staff costs	1,580	1,509	1,583
Depreciation, amortisation and impairment	374	493	361
Gains on disposal of properties	(5)	(9)	(7)
Net foreign exchange (gains)/losses	(7)	6	(16)
Other operating income	(5)	(14)	(19)
	15,252	14,741	14,555
(a) Other external charges

Other external charges include operating lease rentals for plant and equipment of £19 million (2018 – £21 million; 2017 – £20 million), other operating lease rentals (mainly properties) of £101 million (2018 – £87 million; 2017 – £96 million), research and development expenditure in respect of new drinks products and package design in the year leading up to product launch of £35 million (2018 – £36 million; 2017 – £33 million) and maintenance and repairs of £103 million (2018 – £117 million; 2017 – £100 million).
(b) Auditor fees

Other external charges include the fees of the principal auditor of the group, PricewaterhouseCoopers LLP and its affiliates (PwC) are analysed below.

	2019 £ million	2018 £ million	2017 £ million
Audit of these financial statements	3.8	3.3	3.1
Audit of financial statements of subsidiaries	3.4	3.3	3.4
Audit related assurance services(i)	1.6	1.6	1.6
Total audit fees (Audit fees)	8.8	8.2	8.1
Other services relevant to taxation (Tax fees)	—	0.1	0.3
Other assurance services (Audit related fees)(ii)	0.7	0.6	0.5
All other non-audit fees (All other fees)	0.2	1.0	0.9
	9.7	9.9	9.8

(i)	Audit related assurance services are principally in respect of reporting under section 404 of the US Sarbanes-Oxley Act and the review of the interim financial information.

(ii)
Other assurance services comprise the aggregate fees for assurance and related services that are in respect of the performance of the audit or review of the financial statements and are not reported under ‘total audit fees’.

(1)
Disclosure requirements for auditor fees in the United States are different from those required in the United Kingdom. The terminology by category required in the United States is disclosed in brackets in the above table. All figures are the same for the disclosures in the United Kingdom and the United States apart from £0.4 million (2018 – £0.4 million; 2017 – £0.3 million) of the cost in respect of the review of the interim financial information which would be included in audit related fees in the United States rather than audit fees.

Audit services provided by firms other than PwC for the year ended 30 June 2019 were £0.1 million (2018 – £0.1 million; 2017 – £0.5 million). PwC fees for audit services in respect of employee pension plans were £0.3 million for the year ended 30 June 2019 (2018 – £0.3 million; 2017 – £0.3 million).
(c) Staff costs and average number of employees

	2019 £ million	2018 £ million	2017 £ million
Aggregate remuneration
Wages and salaries	1,344	1,272	1,330
Share-based incentive plans	50	40	34
Employer’s social security	96	95	93
Employer’s pension
– defined benefit plans	61	73	95
– defined contribution plans	19	18	17
Other post employment plans	10	11	14
	1,580	1,509	1,583

The average number of employees on a full time equivalent basis (excluding employees of associates and joint ventures) was as follows:

	2019	2018	2017
North America	2,410	2,406	2,251
Europe and Turkey	3,609	3,747	4,074
Africa	4,338	4,625	4,898
Latin America and Caribbean(i)	1,610	2,536	2,573
Asia Pacific	7,038	8,008	8,690
ISC(i)	4,919	4,227	4,244
Corporate and other	4,496	4,368	3,703
	28,420	29,917	30,433

(i)	The increase in the ISC in the year ended 30 June 2019 is primarily due to the transfer of supply employees in Mexico to ISC. Comparative figures have not been restated.

At 30 June 2019 the group had, on a full time equivalent basis, 28,150 (2018 – 29,362; 2017 – 30,051) employees. The average number of employees of the group, including part time employees, for the year was 29,402 (2018 – 30,761; 2017 – 31,472).
(d) Exceptional operating items

Included in other operating costs are the following exceptional charges:

	2019 £ million	2018 £ million	2017 £ million
Staff costs
– Guaranteed minimum pension equalisation charge	21	—	—
Other external charges	53	—	42
Decrease in inventories	—	3	—
Depreciation, amortisation and impairment
– Brand, goodwill and tangible asset impairment	—	125	—
Total exceptional operating costs (note 4)	74	128	42